SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details)	Dec. 31, 2021 USD ($)
Operating Leases
[custom:LesseeOperatingLeaseLiabilityPaymentsDueReminderOfFiscalYear-0]
2022	163,885
2023	118,279
2024	87,001
2025	82,482
[custom:LesseeOperatingLeaseLiabilityPaymentsDueAfterYearFour-0]
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$ 474,797